UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [ ]; Amendment Number: ____
   This Amendment (Check only one.):       [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Andrew Weiss
Title:    President of Weiss Capital, LLC
Address:  c/o Weiss Capital, LLC
          29 Commonwealth Avenue, 10th Floor,
          Boston, MA 02116

Form 13F File Number: 28-12279

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Georgiy Nikitin
Title: Attorney-in-Fact for Andrew Weiss
Phone: (617) 778-7780

Signature, Place, and Date of Signing:

         /s/ Georgiy Nikitin*        Boston, MA           August 14, 2007
-----------------------------  ---------------------  --------------------------
          [Signature]              [City, State]                [Date]

*Pursuant to Power of Attorney as filed on February 14, 2007.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            70

Form 13F Information Table Value Total:     $ 157,980
                                           (thousands)

List of Other Included Managers: NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                             TITLE OF                   VALUE    SHR OR    SH/ PUT/  INVESTMENT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER        CLASS            CUSIP   (x$1000)  PRN AMT   PRN CALL  DISCRETION   MANAGERS    SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

BANNER CORP                   COM              06652V109      7        200 SH        SOLE                           200  0      0
CHARTWELL DIVD & INCOME FD I  COM              16139P104    112     11,400 SH        SOLE                        11,400  0      0
CHINA HEALTHCARE ACQ CORP     COM ADDED        16939Q104  4,190    767,475 SH        SOLE                       767,475  0      0
CHURCHILL VENTURES LTD        COM ADDED        17157P109  3,004    392,700 SH        SOLE                       392,700  0      0
COLUMBUS ACQUISITION CORP     COM ADDED        198851107  5,846    788,950 SH        SOLE                       788,950  0      0
COMMUNITY BANKERS ACQUISITN   COM              20361R101  6,057    818,500 SH        SOLE                       818,500  0      0
CORNERSTONE STRATEGIC VALUE   COM              21924B104      5        532 SH        SOLE                           532  0      0
DEKANIA CORP                  COM ADDED        24488U104  3,183    341,200 SH        SOLE                       341,200  0      0
DWS MULTI MKT INCOME TR       SHS              23338L108    513     52,701 SH        SOLE                        52,701  0      0
DWS STRATEGIC INCOME TR       SHS              23338N104    495     37,600 SH        SOLE                        37,600  0      0
ENERGY INFRASTRUCTURE ACQUI   COM              29269P109  8,642    885,400 SH        SOLE                       885,400  0      0
ENERGY SVCS ACQUISITION CORP  COM              29271Q103  1,210    214,850 SH        SOLE                       214,850  0      0
ENERGY SVCS ACQUISITION CORP  *W EXP 08/29/201 29271Q111     18     20,500 SH        SOLE                        20,500  0      0
ENERPLUS RES FD               UNIT TR G NEW    29274D604  1,513     32,200 SH        SOLE                        32,200  0      0
EXXON MOBIL CORP              COM              30231G102    402      4,787 SH        SOLE                         4,787  0      0
FORDING CDN COAL TR           TR UNIT          345425102     16        500 SH        SOLE                           500  0      0
GENERAL FINANCE CORP          COM              369822101    115     14,550 SH        SOLE                        14,550  0      0
GENEVA ACQUISITION CORP       COM ADDED        37185Y104  4,830    870,350 SH        SOLE                       870,350  0      0
GLOBAL LOGISTICS ACQUISITION  COM              379414105  5,134    652,400 SH        SOLE                       652,400  0      0
GRANAHAN MCCOURT ACQ CORP     COM              385034103  1,756    224,600 SH        SOLE                       224,600  0      0
GRUBB&ELLIS RLTY ADVISORS IN  COM              400096103  3,434    596,200 SH        SOLE                       596,200  0      0
HALLIBURTON CO                COM              406216101     97      2,821 SH        SOLE                         2,821  0      0
HANCOCK JOHN FINL TRENDS FD   COM              41014X105     17        915 SH        SOLE                           915  0      0
HANCOCK JOHN PATRIOT PREM II  COM SH BEN INT   41013T105     12      1,106 SH        SOLE                         1,106  0      0
HANCOCK JOHN PATRIOT SELCT D  COM              41013U102    132     10,151 SH        SOLE                        10,151  0      0
HARBOR ACQUISITION CORPORATI  COM              41145X107  1,025    180,400 SH        SOLE                       180,400  0      0
HD PARTNERS ACQUISITION CORP  COM              40415K100  1,022    133,600 SH        SOLE                       133,600  0      0
HEALTHCARE ACQUISITION CP NE  COM              42224H104  5,744    786,825 SH        SOLE                       786,825  0      0
HEALTHCARE RLTY TR            COM              421946104    993     35,737 SH        SOLE                        35,737  0      0
INDIA GLOBALIZATION CAP INC   COM              45408X100  3,048    530,980 SH        SOLE                       530,980  0      0
INFORMATION SERVICES GROUP I  COM              45675Y104  5,721    747,781 SH        SOLE                       747,781  0      0
ISHARES INC                   MSCI AUSTRIA     464286202      9        232 SH        SOLE                           232  0      0
ISHARES INC                   MSCI TAIWAN      464286731     66      4,100 SH        SOLE                         4,100  0      0
JAZZ TECHNOLOGIES INC         COM              47214E102     14      4,600 SH        SOLE                         4,600  0      0
JAZZ TECHNOLOGIES INC         *W EXP 03/15/201 47214E110     11     17,200 SH        SOLE                        17,200  0      0
JK ACQUISITION CORP           COM              47759H106  2,666    459,600 SH        SOLE                       459,600  0      0
KAYNE ANDERSON MLP INVSMNT C  COM              486606106     23        700 SH        SOLE                           700  0      0
KOREA FD                      COM              500634100    922     23,284 SH        SOLE                        23,284  0      0
MADISON STRTG SECTOR PREM FD  COM              558268108     26      1,300 SH        SOLE                         1,300  0      0
MARATHON ACQUISITION CORP     COM              565756103    203     25,800 SH        SOLE                        25,800  0      0
MEDIA & ENTMT HOLDINGS INC    COM ADDED        58439W108  1,332    180,050 SH        SOLE                       180,050  0      0
MEXICO FD INC                 COM              592835102    195      4,645 SH        SOLE                         4,645  0      0
MILLENNIUM INDIA ACQS COM IN  COM              60039Q101  6,329    845,000 SH        SOLE                       845,000  0      0
MORGAN STANLEY EMER MKTS FD   COM              61744G107    284     10,400 SH        SOLE                        10,400  0      0
MORGAN STANLEY INDIA INVS FD  COM              61745C105     45      1,000 SH        SOLE                         1,000  0      0
MVC CAPITAL INC               COM              553829102  2,039    108,400 SH        SOLE                       108,400  0      0
NEUBERGER BERMAN DIV ADVANT   COM              64127J102     45      2,000 SH        SOLE                         2,000  0      0
NEUBERGER BERMAN RE ES SEC F  COM              64190A103     94      5,442 SH        SOLE                         5,442  0      0
NEUBERGER BERMAN REAL INCM F  COM              64126D106  7,828    296,300 SH        SOLE                       296,300  0      0
NEUBERGER BERMAN RLTY INC FD  COM              64126G109  1,219     54,182 SH        SOLE                        54,182  0      0
NEWMONT MINING CORP           COM              651639106      0          1 SH        SOLE                             1  0      0
NORTH AMERN INS LEADERS INC   COM              65687M104  6,282    819,100 SH        SOLE                       819,100  0      0
NTR ACQUISITION CO            COM              629415100 10,390  1,097,200 SH        SOLE                     1,097,200  0      0
NTR ACQUISITION CO            UNIT 06/28/2010  629415209    341     31,600 SH        SOLE                        31,600  0      0
OCEANAUT INC                  COM ADDED        675227102 24,310  3,198,700 SH        SOLE                     3,198,700  0      0
OCEANAUT INC                  *W EXP 01/01/201 675227110     11      8,200 SH        SOLE                         8,200  0      0
OLD MUTUAL CLAYMORE LNG SHT   COM              68003N103      8        400 SH        SOLE                           400  0      0
RENAISSANCE ACQUISITION CORP  COM              75966C305  4,684    836,500 SH        SOLE                       836,500  0      0
RMR F I R E FD                COM              74963M101     36      1,801 SH        SOLE                         1,801  0      0
RMR HOSPITALITY REAL ESTATE   COM              74963J108      0          1 SH        SOLE                             1  0      0
SANTA MONICA MEDIA CORP       COM ADDED        802501106  6,507    872,200 SH        SOLE                       872,200  0      0
SWISS HELVETIA FD INC         COM              870875101  1,715     96,347 SH        SOLE                        96,347  0      0
SYMMETRY HLDGS INC            COM ADDED        871545109    153     20,200 SH        SOLE                        20,200  0      0
TAILWIND FINL INC             COM ADDED        874023104  5,166    678,000 SH        SOLE                       678,000  0      0
TRANSFORMA ACQUISITION GROUP  COM              89366E100    291     38,500 SH        SOLE                        38,500  0      0
UNION STREET ACQ CORP         COM              908536105    418     55,600 SH        SOLE                        55,600  0      0
VANTAGE ENERGY SERVICES INC   COM ADDED        92209F102  5,582    734,500 SH        SOLE                       734,500  0      0
VANTAGE ENERGY SERVICES INC   *W EXP 99/99/999 92209F110     26     30,400 SH        SOLE                        30,400  0      0
VICTORY ACQUISITION CORP      COM ADDED        92644D100    414     43,950 SH        SOLE                        43,950  0      0
XM SATELLITE RADIO HLDGS INC  CL A             983759101      3        230 SH        SOLE                           230  0      0
